Cover Page Document	May 08, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Registrant Name	Power Integrations, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23441
Entity Tax Identification Number	94-3065014
Entity Address, Address Line One	5245 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138-1002
City Area Code	408
Local Phone Number	414-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	POWI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000833640
Amendment Flag	false